Note 3 - Investment Securities (Details) - Investment Securities Available for Sale $ in Thousands	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Continuous loss position less than twelve months:
Number of Investment Positions	48	20
Fair Value	$ 32,157	$ 10,731
Gross Unrealized Losses	$ 298	$ 51
Continuous loss position more than twelve months:
Number of Investment Positions	19	31
Fair Value	$ 14,325	$ 25,024
Gross Unrealized Losses	$ 221	$ 304
Total securities available for sale	67	51
Total securities available for sale	$ 46,482	$ 35,755
Total securities available for sale	$ 519	$ 355
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Continuous loss position less than twelve months:
Number of Investment Positions	22	7
Fair Value	$ 17,893	$ 5,925
Gross Unrealized Losses	$ 150	$ 21
Continuous loss position more than twelve months:
Number of Investment Positions	4	6
Fair Value	$ 4,426	$ 5,986
Gross Unrealized Losses	$ 53	$ 58
Agency Collateralized Mortgage Obligations [Member]
Continuous loss position less than twelve months:
Number of Investment Positions		2
Fair Value		$ 1,317
Gross Unrealized Losses		$ 21
Continuous loss position more than twelve months:
Number of Investment Positions	9	9
Fair Value	$ 6,594	$ 7,306
Gross Unrealized Losses	$ 81	$ 129
US Government Agencies Debt Securities [Member]
Continuous loss position less than twelve months:
Number of Investment Positions	9	2
Fair Value	$ 7,696	$ 1,198
Gross Unrealized Losses	$ 53	$ 2
Continuous loss position more than twelve months:
Number of Investment Positions	1	7
Fair Value	$ 999	$ 7,586
Gross Unrealized Losses	$ 3	$ 47
Municipal Notes [Member]
Continuous loss position less than twelve months:
Number of Investment Positions	17	9
Fair Value	$ 6,568	$ 2,291
Gross Unrealized Losses	$ 95	$ 8
Continuous loss position more than twelve months:
Number of Investment Positions	5	9
Fair Value	$ 2,306	$ 4,146
Gross Unrealized Losses	$ 84	$ 70